CREDIT IMPAIRMENT CHARGES AND PROVISIONS	12 Months Ended
Dec. 31, 2024
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
CREDIT IMPAIRMENT CHARGES AND PROVISIONS	8. CREDIT IMPAIRMENT CHARGES AND PROVISIONS
For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Credit impairment charges:
Loans and advances to customers	87	191	248
(Recoveries)/charges of loans and advances, net of collection costs	(23)	10	36
Off-balance sheet credit exposures (See Note 27)	7	4	36
	71	205	320
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 27)	687	334	422
Charge/(release) for residual value and voluntary termination	2	1	(3)
	689	335	419
	760	540	739
In 2024, 2023 and 2022 there were no material credit impairment charges on Loans and advances to banks, Non-trading reverse repurchase agreements, Other financial assets at amortised cost and Financial assets at FVOCI.